Subsidiaries (Schedule of Aggregate Cash Flows Derived for Group Result of Sale) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Consideration paid		₪ (309)
Golan Telecom Ltd. [Member]
Disclosure of subsidiaries [line items]
Consideration paid	₪ (613)
Cash in Golan	5
Total	₪ (608)